Consolidated balance sheets (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Magnolia Solar Corporation
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000
Common stock, shares issued		189,737	158,909
Common stock, shares outstanding		189,737	158,909
Ecoark Holdings, Inc.
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	31,446	27,706
Common stock, shares outstanding	31,446	27,706
Preferred stock, par value
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued
Series A General Common Shares | Ecoark Holdings, Inc.
Treasury stock, shares		3,542,000